Derivatives	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about hedges [abstract]
Derivatives
29. DERIVATIVES

(1)	Derivative assets and derivative liabilities are as follows (Unit: Korean Won in millions):

		December 31, 2024
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	449,127	—	—	—	—	—	—
Forwards	3,530,000	—	—	52,855	—	—	274,980
Swaps	138,816,980	—	10,102	308,333	180	102,635	199,761
Purchase options	50,000	—	—	81	—	—	—
Written options	360,000	—	—	—	—	—	10,595
Currency:
Futures	2,837	—	—	—	—	—	—
Forwards	111,927,474	—	—	5,638,032	—	—	1,805,299
Swaps	85,880,218	165,089	—	4,089,265	—	—	6,796,459
Purchase options	175,221	—	—	4,779	—	—	—
Written options	265,182	—	—	—	—	—	3,603
Equity:
Futures	—	—	—	—	—	—	—
Forwards	1,520	—	—	182	—	—	—
Swaps	7,698	—	—	—	—	—	1,401
Purchase options	1,767	—	—	1,005	—	—	—
Written options	—	—	—	—	—	—	—

Total	341,468,024	165,089	10,102	10,094,532	180	102,635	9,092,098

		December 31, 2025
		Assets			Liabilities
	Nominal amount	For cash flow hedge	For fair value hedge	For trading	For cash flow hedge	For fair value hedge	For trading
Interest rate:
Futures	1,028,982	—	—	—	—	—	—
Forwards	6,097,038	7,192	—	155,174	139,341	—	118,441
Swaps	134,440,759	903	37,010	136,822	—	27,050	141,569
Written options	320,000	—	—	—	—	—	8,194
Currency:
Futures	131,014	—	—	—	—	—	—
Forwards	111,686,895	2,221	1,201	2,652,148	236,677	70,989	1,190,226
Swaps	76,846,634	168,653	—	2,827,872	141,304	—	3,670,407
Purchase options	67,650	—	—	1,267	—	—	—
Written options	81,999	—	—	—	—	—	827
Equity:
Futures	476,305	—	—	—	—	—	—
Forwards	163	—	—	104	—	—	—
Purchase options	1711	—	—	816	—	—	—
Others:
Futures	8,378	—	—	—	—	—	—

Total	331,187,528	178,969	38,211	5,774,203	517,322	98,039	5,129,664

Derivatives held for trading are classified into financial assets at FVTPL (Note 8) and financial liabilities at FVTPL (Note 21), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.

(2)	Overview of the Group’s hedge accounting
1) Fair value hedge
a) Debentures
As of December 31, 2025, the Group has applied fair value hedge on fixed interest rate foreign currency denominated debentures amounting to 3,763,978 million Won, and local currency denominated debentures amounting to 282,646 million Won. The purpose of the hedging is to avoid fair value volatility risk of fixed interest rates foreign and local currency denominated debentures derived from fluctuations of market interest rate, and as such the Group entered into interest rate swap agreements designated as hedging instruments.
Pursuant to the interest rate swap agreement, by swapping the calculated difference between the fixed interest rate and floating interest rate applied to the nominal value, the fair value fluctuation risk is hedged as the foreign currency denominated debentures and local currency debentures fixed interest rate terms are converted to floating interest rate. Pursuant to the interest rate swap agreement, hedge ratio is determined by matching the nominal value of hedging instrument to the face value of the hedged item.
In this hedging relationship, only the market interest rate fluctuation, which is the most significant part of the fair value change of the hedged item, is designated as the hedged risk, and other risk factors including credit risk are not included in the hedged risk. Therefore, the ineffective portion of the hedge could arise from fluctuations in the timing of the cash flow of the hedged item, price margin set by counterparty of hedging instrument, and unilateral change in credit risk of any party of hedging instrument.
The interest rate swap agreements and the hedged items are subject to fluctuations in the underlying market rate of interest, and the Group expects the fair value of the interest rate swap contract and the value of the hedged item to generally change in the opposite direction.
The fair value of the interest rate swap at the end of the reporting period is determined by discounting future cash flows estimated by using the yield curve at the end of the reporting period and the credit risk embedded in the contract and the average interest rate is determined based on the outstanding balance at the end of the reporting period. The variable interest rate applied to the interest rate swap is Compounding SOFR or CD 3M plus spread. In accordance with the terms of each interest rate swap contract designated as a hedging instrument, the Group receives interest at a fixed interest rate and pays interest at a variable interest rate.
b) Foreign currency securities, Foreign private bonds
As of December 31, 2025, the Group has applied fair value hedging for foreign currency securities amounting to 795,677 million Won and foreign currency private bonds amounting to 76,793 million Won. The purpose of the hedging is to avoid fair value volatility risk of foreign currency securities and foreign currency private bonds derived from exchange rate changes. To achieve this purpose, the group has entered into forward currency contracts designated as hedging instruments.
The forward currency contracts are executed with the condition of selling foreign currencies on a future specific date, at a predetermined agreed amount and exchange rate. On the initiation date, the contract amount is exchanged, and on the termination date, the contracted foreign currency principal is returned. As a result, through hedging transactions, the group offsets valuation gains and losses from exchange rate fluctuations of foreign currency-denominated assets, thereby removing fair value fluctuation risk linked to foreign currency securities and bonds. The hedge ratio is determined through a method that ensures fair value changes in the hedging instruments and hedged items effectively offset each other to a similar extent.

In this hedging relationship, only the exchange rate fluctuation, which is the most significant part of the fair value change in the hedged item, is designated as the hedged risk, excluding other risk factors such as credit risk or liquidity risk. Therefore, the ineffective portion of the hedge could arise from discrepancies between the settlement timing of the forward currency contract and the cash flow timing of foreign currency-denominated items, fluctuations in counterparties’ credit risks, or discrepancies between market exchange rates and contracted exchange rates.
The forward currency agreements and the hedged items are subject to fluctuations in the exchange rate, and the group expects the fair value of the currency forward contract and the value of the hedged item to generally change in the opposite direction.
2) Cash Flow Hedge
a. Debentures
As of December 31, 2025, the Group has applied cash flow hedge on foreign currency denominated debentures amounting to 1,350,562 million Won, and local currency denominated debentures amounting to 59,952 million Won. The Group’s hedging strategies are to ① Mitigate risks of cash flow fluctuation from variable interest rate debentures on local currency due to changes in market interest rate by entering into an interest rate swap contract and thereby designating it as hedging instrument; ② Mitigate the risks of cash flow fluctuation from principal and interest of variable interest rate debentures denominated in foreign currency due to changes in foreign exchange rates and interest rates by entering into a currency swap contract and thereby designating it as hedging instrument; ③ Mitigate the risks of cash flow fluctuation from principal and interest of fixed interest rate debentures denominated in foreign currency due to changes in foreign exchange rates and ④ Mitigate the risks of cash flow fluctuation in variable interest rate foreign currency borrowings resulting from changes in market interest rates and designate it as a hedging instrument through entering into currency swap contracts and interest rate swap contracts.
By exchanging a predetermined nominal amount as set forth in the interest rate swap contract adjusted by the differences between the fixed and variable interest rates, the variable interest rate terms of the Korean won-denominated variable rate bond are converted to fixed interest rate terms, thereby eliminating the cash flow volatility risk. In addition, this also means a payment of predetermined principal amount as set forth in the currency swap adjusted by fixed interest rate, an exchange of an amount calculated by applying variable interest rate to USD or applying fixed interest rate to USD, and an exchange of the principal denominated in KRW and principal denominated in foreign currency at maturity eliminating cash flow fluctuation risk on principal and interest. The hedge ratio is determined by matching the nominal amount of the hedging instrument to the face amount of the hedged item in accordance with interest rate swap and currency swap.
Only interest rate and foreign exchange rate fluctuation risks, which are the most significant factors in the cash flow fluctuation of the hedged item, are addressed in this hedging relationship, and other risk factors such as credit risk are not subject to hedging. Accordingly, hedge ineffectiveness may arise from price margin set by the counterparty of hedging instruments and unilateral change in credit risk of any party in the transaction.
The interest rate swap, currency swap contract and the hedged item are all affected by the changes in market interest rate and foreign exchange rates which are basic factors. The Group expects that the value of interest rate swap contracts, currency swap contracts, and value of the hedged item will generally fluctuate in opposite direction.
b. Foreign currency securities, Foreign private bonds, Anticipated bond purchase
As of December 31, 2025, the Group has applied cash flow hedges to manage the risks associated with foreign currency securities amounting to 5,858,666 million Won, foreign currency private bonds totaling 232,211 million Won, and anticipated bond purchase transactions. The objective of these hedging measures is to mitigate the risk of changes in fair value from foreign currency securities and private bonds due to exchange rate changes. To achieve these objectives, the entity utilizes forward currency contracts as designated hedging instruments. The objective of these hedging measures is to mitigate the risk of cash flow fluctuations from foreign currency securities and private bonds due to exchange rate changes, as well as the price risk of future purchases of treasury and foreign government bonds. To achieve these objectives, the entity utilizes forward currency contracts, currency swaps, and bond forward contracts as designated hedging instruments.
Forward currency contracts are used to eliminate cash flow volatility arising from exchange rate fluctuations of anticipated transactions in foreign currency by agreeing to sell foreign currency at a pre-established rate on a future date. These contracts are designated as hedging instruments to offset cash flow variations caused by exchange rate changes on foreign currency-denominated items. The hedge ratio is determined by aligning the nominal amount of the hedging instrument with the face value of the hedged item.
Currency swap contracts are entered into to exchange interest and principal of foreign currency securities and private bonds during the contract period at predetermined notional amounts and rates, and revert the principal exchanged at inception upon maturity. This practice mitigates the cash flow volatility risk associated with the principal and interest payments of foreign currency-denominated securities and private bonds. The hedge ratio is determined by matching the nominal value of the hedging instrument to the face value of the hedged item.
Bond forward contracts are structured to purchase specific bonds at a predetermined notional amount and price on a future specified date to hedge against price risk caused by interest rate fluctuations impacting bond purchase prices. Upon contract expiration, bonds are acquired at the agreed-upon rate, thereby eliminating cash flow variability risks due to future interest rate changes. Thus, the hedging transaction removes the uncertainty surrounding the cash outflow amount related to interest rate changes at the future bond purchase date, thereby ensuring stable cash flows. The nominal amount of the hedging instrument in these bond forward contracts is aligned with the anticipated purchase amount of the hedged bonds, and the hedge ratio is calibrated to ensure that cash flow fluctuations of the hedged item and hedging instrument effectively offset each other.
3) Hedges of Net Investment in Foreign Operations
Foreign currency exposure arises from the Group’s net investments in Woori America Bank, Woori Bank (Cambodia) PLC, Woori Global Markets Asia Limited, and overseas branch which use USD as their functional currency. The risk arises from fluctuations in the spot exchange rate between USD and KRW. This may result in different net investment amounts.
The risk hedged in the net investment hedging is the fluctuation risk of KRW against USD, which may reduce the carrying amount of the Group’s net investments in Woori America Bank, Woori Bank (Cambodia) PLC, Woori Global Markets Asia Limited, and overseas branch.
A portion of the Group’s net investments in Woori America Bank, Woori Bank (Cambodia) PLC, Woori Global Markets Asia Limited, and overseas branch are hedged in USD denominated foreign currency bonds (Carrying amount as of December 31, 2025: USD 863,959,317) and mitigate foreign exchange risk arising from the net assets of subsidiaries. The debenture has been designated as a hedging instrument for the value change of net investments, which arises from fluctuation in the spot exchange rate between USD and KRW.
To evaluate the effectiveness of the hedge, the Group determines the economic relationship between the hedging instrument and hedged item by comparing (offsetting) changes in the number of foreign investments due to spot exchange rate fluctuation and in the carrying amount of the liabilities due to spot exchange rate fluctuation. The Group’s policy is to hedge the net investment amount only within the principal range of the liabilities.

(3)	The nominal amounts of the hedging instrument are as follows (Unit: USD, EUR, AUD, SEK, GBP, JPY, CAD and Korean Won in millions):

	December 31, 2024
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	25,000,000	2,650,000,000	—	2,675,000,000
Interest rate swap (KRW)	—	—	155,000	155,000
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	140,000	—	—	140,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	—	870,000,000	—	870,000,000
Foreign currencies translation risk
Currency swap (USD)	—	100,000,000	—	100,000,000
Currency swap (EUR)	—	194,780,000	—	194,780,000
Hedges of net investment in foreign operations
Exchange risk
Foreign currency bond (USD)	191,568,880	672,390,437	—	863,959,317

	December 31, 2025
	1 year or less	1 year to 5 years	More than 5 years	Total
Fair value hedge
Interest rate risk
Interest rate swap (USD)	550,000,000	2,100,000,000	—	2,650,000,000
Interest rate swap (KRW)	—	—	290,000	290,000
Foreign currencies translation risk
Currency forward (USD)	414,314,566	65,544,792	—	479,859,358
Currency forward (EUR)	—	72,961,301	—	72,961,301
Currency forward (AUD)	109,214,330	126,550,000	—	235,764,330
Currency forward (GBP)	15,700,000	—	—	15,700,000
Cash flow hedge
Interest rate risk
Interest forward (USD)	—	320,000,000	—	320,000,000
Interest forward (KRW)	1,630,000	380,000	—	2,010,000
Interest rate swap (KRW)	—	60,000	—	60,000
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	336,333,334	470,500,000	—	806,833,334
Currency swap (EUR)	52,000,000	114,900,000	—	166,900,000
Currency swap (AUD)	80,000,000	—	—	80,000,000
Currency swap (SEK)	380,000,000	219,000,000	—	599,000,000
Currency swap (JPY)	—	—	5,000,000,000	5,000,000,000
Foreign currencies translation risk
Currency forward (USD)	998,071,601	700,378,132	—	1,698,449,733
Currency forward (EUR)	374,850,500	232,472,000	—	607,322,500
Currency forward (AUD)	99,970,000	160,000,000	—	259,970,000
Currency swap (USD)	130,000,000	527,884,000	—	657,884,000
Currency swap (EUR)	194,780,000	1,012,000,000	—	1,206,780,000
Currency swap (AUD)	15,000,000	200,000,000	—	215,000,000
Currency swap (CAD)	—	40,000,000	—	40,000,000
Currency swap (JPY)	—	21,500,000,000	43,500,000,000	65,000,000,000

	December 31, 2025
	1 year or less	1 year to 5 years	More than 5 years	Total
Hedges of net investment in foreign operations
Exchange risk
Foreign currency bond (USD)	—	863,959,317	—	863,959,317
(4)	The average interest rate and average currency rate of the hedging instrument as of December 31, 2024 and 2025 are as follows:

December 31, 2024
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.47% receipt and (C.SOFR) + 1.06% paid
Interest rate swap (KRW)	Fixed 4.52% receipt and CD 3M + 0.02% paid
Cash flow hedge
Interest rate risk
Interest rate swap (KRW)	KRW CMS 5Y+0.46% receipt, 3.65% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 1M SOFR+0.93% receipt, KRW 3.79% paid, USD/KRW = 1,344.45
Foreign currencies translation risk
Currency swap (USD)	USD 1.75% receipt, KRW 1.63% paid, USD/KRW = 1,138.50
Currency swap (EUR)	EUR 1.98% receipt, KRW 3.40% paid, EUR/KRW = 1,344.08
Hedges of net investment
Exchanging rate risk
Foreign currency denominated debentures (USD/KRW)	USD/KRW = 1,363.09

December 31, 2025
Average interest rate and average exchange rate
Fair value hedge
Interest rate risk
Interest rate swap (USD)	Fixed 3.47% receipt and (C.SOFR) + 1.06% paid
Interest rate swap (KRW)	Fixed 3.94% receipt and CD 3M + 0.01% paid
Foreign currencies translation risk
Currency forward (USD)	USD/KRW = 1,326.88
USD/KRW = 1,373.60
Currency forward (EUR)	EUR/KRW = 1,498.43
Currency forward (AUD)	AUD/KRW = 874.06
AUD/KRW = 864.44
Currency forward (GBP)	GBP/KRW = 1,854.71
Cash flow hedge
Interest rate risk
Interest forward (USD)	YTM 5.14%, YTM 5.20%, USD/KRW = 1,373.23
Interest forward (KRW)	YTM 2.91%, YTM 1.42%
Interest rate swap (KRW)	KRW CD+0.37% receipt, KRW 2.75% paid
Foreign currencies translation risk and interest rate risk
Currency swap (USD)	USD 4.11% paid, KRW 2.54% receipt, USD 1M SOFR+0.91% receipt, KRW 3.60% paid,
USD/KRW = 1,402.05, USD/KRW = 1,355.00

December 31, 2025
Average interest rate and average exchange rate
Currency swap (EUR)	EUR 3.03% paid, KRW 3.18% receipt, EUR/KRW = 1,619.42
Currency swap (AUD)	AUD 3.11% paid, KRW 1.55% receipt, AUD/KRW = 952.20
Currency swap (SEK)	SEK 1.88% paid, KRW 2.01% receipt, SEK/KRW = 140.55
Currency swap (JPY)	JPY 3.20% paid, KRW 4.45% receipt, JPY/KRW = 946.53
Foreign currencies translation risk
Currency forward (USD)	USD/KRW = 1,343.49
Currency forward (EUR)	EUR/KRW = 1,539.86
Currency forward (AUD)	AUD/KRW = 863.03
Currency swap (USD)	USD 1.75% receipt, KRW 1.63% paid, USD 2.50% receipt, KRW 3.76% paid, USD/KRW = 1,138.50 USD/KRW = 1,404.97
Currency swap (EUR)	EUR 1.98% receipt, KRW 3.40% paid, EUR 3.21% receipt, KRW 3.14% paid, EUR/KRW = 1,344.08 EUR/KRW = 1,644.48
Currency swap (AUD)	AUD 3.58% receipt, KRW 4.96% paid, AUD/KRW = 902.70
Currency swap (CAD)	CAD 4.46% receipt, KRW 4.60% paid, CAD/KRW = 1,062.00
Currency swap (JPY)	JPY 4.46% receipt, KRW 3.10% paid, JPY/KRW = 9.42
Hedges of net investment
Exchanging rate risk
Foreign currency denominated debentures(USD/KRW)	USD/KRW = 1,421.88

(5)	The amounts related to items designated as hedging instruments are as follows (Unit: USD, EUR, AUD, SEK, GBP, JPY, CAD and Korean Won in millions):

	December 31, 2024
	Nominal amounts of the hedging instrument	Carrying amount of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate Swap(USD)	2,675,000,000	10,102	102,635	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	5,265
Interest rate Swap(KRW)	155,000
Cash flow hedge
Interest rate risk
Interest rate swap(KRW)	140,000	—	180	Derivative assets (designated for hedging)	211
Foreign currency translation risk and interest rate risk
Currency swap(USD)	870,000,000	104,320	—	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	110,714
Foreign currency translation risk
Currency swap(USD)	100,000,000	29,861	—	Derivative assets (designated for hedging)	18,623
Currency swap(EUR)	194,780,000	30,908	—	Derivative assets (designated for hedging)	22,512
Hedges of net investment in foreign operations
Exchange rate risk
Foreign currency bond(USD)	863,959,317	—	1,270,020	Foreign currency denominated debentures	(156,015)

	December 31, 2025
	Nominal amount of the hedging instrument	Carrying amount of the hedging instrument		Line item in the statement of financial position where the hedging instrument is located	Changing in fair value used for calculating hedge ineffectiveness
		Assets	Liabilities
Fair value hedge
Interest rate risk
Interest rate Swap (USD)	2,650,000,000	37,010	27,050	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	93,549
Interest rate Swap (KRW)	290,000
Foreign currencies translation risk
Currency forward (USD)	479,859,358	1,201	40,408	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	(252,432)
Currency forward (EUR)	72,961,301	—	13,904		44,644
Currency forward (AUD)	235,764,330	—	15,575		(23,061)
Currency forward (GBP)	15,700,000	—	1,101	Derivative liabilities (designated for hedging)	(1,408)
Cash flow hedge
Interest rate risk
Interest rate forward (USD)	320,000,000	4,848	27	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	3,732
Interest rate forward (KRW)	2,010,000	2,344	139,313		(203,153)
Interest rate swap (KRW)	60,000	903	—		1,084
Foreign currency translation risk and interest rate risk
Currency swap (USD)	806,833,334	51,040	11,984	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	(69,611)
Currency swap (EUR)	166,900,000	1,012	16,086	Derivative liabilities (designated for hedging)	(9,085)
Currency swap (AUD)	80,000,000	605	632		(5,494)
Currency swap (SEK)	599,000,000	855	9,468		(7,678)
Currency swap (JPY)	5,000,000,000	819	—		819
Foreign currency translation risk
Currency forward (USD)	1,698,449,733	2,221	127,924	Derivative assets (designated for hedging) Derivative liabilities (designated for hedging)	13,389
Currency forward (EUR)	607,322,500	—	89,586		(10,747)
Currency forward (AUD)	259,970,000	—	19,167		(350)
Currency swap (USD)	657,884,000	30,780	27,168		(74,613)
Currency swap (EUR)	1,206,780,000	72,261	60,932		(16,952)
Currency swap (AUD)	215,000,000	—	13,220		(15,574)
Currency swap (JPY)	65,000,000,000	10,943	1,814		8,981
Currency swap (CAD)	40,000,000	339	—		334
Hedges of net investment in foreign operations
Exchange rate risk
Foreign currency bond(USD)	863,959,317	—	1,239,695	Foreign currency bond	30,325

(6)	Details of carrying amount to hedge and amount due to hedge accounting are as follows (Unit: Korean Won in millions):

	December 31, 2024
	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*2)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures (*1)	—	3,952,047	—	129,306	Debentures	(17,417)	—
Cash flow hedge
Interest rate risk
Debentures	—	139,987	—	—	Debentures	(211)	(133)
Foreign currencies translation risk and interest rate risk
Debentures	—	1,275,768	—	—	Debentures	(110,714)	(7,825)
Foreign currencies translation risk
Debentures	—	444,345	—	—	Debentures	(41,134)	(7,479)
Hedges of net investment in foreign operations Exchange rate risk
Foreign operations net asset	—	1,270,020	—	—	Foreign operations net asset	156,015	(149,577)

(*1)
The accumulated profit on debentures on foreign currency amounted to 124,647 million Won, and the accumulated loss on debentures on local currency amounted to 4,659 million Won, as of December 31, 2024.

(*2)	After tax amount

	December 31, 2025
	Carrying amount of the hedged item		Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item		Line item in the statement of financial position in which the hedged item is included	Changing in fair value used for calculating hedge ineffectiveness	Cash flow hedge reserve (*2)
	Assets	Liabilities	Assets	Liabilities
Fair value hedge
Interest rate risk
Debentures (*1)	—	4,046,624	—	36,892	Debentures	(80,760)	—
Foreign currencies translation risk
Foreign currency securities	569,122	—	131,018	—	FVTOCI	169,469	—
	226,555	—	(4,121)	—	FTVPL	70,015	—
Foreign private bonds	76,793	—	(7,717)	—	Financial assets at amortized cost	6,567	—
Cash flow hedge
Interest rate risk
Debentures	—	59,952	—	—	Debentures	(1,083)	655
Anticipated bond purchase	—	—	—	—	—	183,177	(150,651)
Foreign currencies translation risk and interest rate risk
Debentures	—	878,855	—	—	Debentures	53,508	(188)
Foreign currency securities	256,487	—	—	—	FVTOCI	13,062	(1,105)
Foreign private bonds	176,540	—	—	—	Financial assets at amortized cost	11,016	(1,722)
	55,671	—	—	—	FTVPL	(321)	(77)
Foreign currencies translation risk
Debentures	—	471,707	—	—	Debentures	(33,199)	(2,242)
Foreign currency securities	4,996,548	—	—	—	FVTOCI	141,426	(26,141)
	605,631	—	—	—	FTVPL	(13,091)	(321)
Hedges of net investment in foreign operations
Exchange rate risk
Foreign operations net asset	—	1,239,695	—	—	Foreign operations net asset	(30,325)	(127,258)

(*1)
The accumulated profit on debentures on foreign currency amounted to
29,538
 million
W
on, and the accumulated
profit
 on debentures on local currency amounted to
7,354
 million
W
on, as of December 31, 2025.

(*2)	After tax amount

(7)	Amounts recognized in profit or loss due to the ineffective portion of fair value hedges are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2023
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(2,655)	Other net operating income(expense)

		For the year ended December 31, 2024
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	(12,152)	Other net operating income(expense)

		For the year ended December 31, 2025
		Hedge ineffectiveness recognized in profit or loss	Line item in the profit or loss that includes hedge ineffectiveness
Fair value hedge	Interest rate risk	12,788	Other net operating income(expense)

	Foreign currencies translation risk	13,794	Other net operating income(expense)

(8)	Reclassification of profit or loss from other comprehensive income and equity related to cash flow hedges are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2023
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(2,433)	—	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	(913)	—	(4,871)	Other net operating income (expense)	(11,683)	Other net operating income (expense)
	Foreign currencies translation risk	13,419	—	(3,521)	Other net operating income (expense)	(6,950)	Other net operating income (expense)

		For the year ended December 31, 2024
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	211	—	—	Other net operating income (expense)	—	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	110,714	—	3,481	Other net operating income (expense)	(113,202)	Other net operating income (expense)
	Foreign currencies translation risk	41,135	—	980	Other net operating income (expense)	(37,955)	Other net operating income (expense)

		For the year ended December 31, 2025
		Changes in the value of hedging instruments recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Changes in the value of foreign basis spread recognized in OCI	Line item recognized in the profit or loss	Amounts reclassified from cash flow hedge reserve to profit or loss	Line item affected in profit or loss due to reclassification
Cash flow hedge	Interest rate risk	(155,816)	(42,521)	—	Other net operating income (expense)	(42,755)	Other net operating income (expense)
	Foreign currencies translation risk and interest rate risk	(69,243)	(21,806)	(54)	Other net operating income (expense)	70,854	Other net operating income (expense)
	Foreign currencies translation risk	(95,138)	(394)	(153)	Other net operating income (expense)	66,009	Other net operating income (expense)

(9)	The amounts recognized in profit or loss and other comprehensive income related to the hedging of net investments in foreign operations are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2024
		Other comprehensive income
		Gain or loss on hedges recognized in other comprehensive income	Income tax effect	Total
Hedges of net investment in foreign operation	Exchange rate risk	(156,015)	41,188	(114,827)

For the year ended December 31, 2024
Profit or loss
		Hedge ineffectiveness recognized in profit or loss	Account recognized for hedge ineffectiveness
Hedges of net investment in foreign operation	Exchange rate risk	—	—

		For the year ended December 31, 2025
		Gain or loss on hedges recognized in other comprehensive income	Income tax effect	Total
Hedges of net investment in foreign operation	Exchange rate risk	30,325	(8,006)	22,319

For the years ended December 31, 2025
Profit or loss
		Hedge ineffectiveness recognized in profit or loss	Account recognized for hedge ineffectiveness
Hedges of net investment in foreign operation	Exchange rate risk	—	—
No amount was reclassified from reserve of hedges of net investment in foreign operations to profit or loss during the years ended December 31, 2024 and 2025.